Basic and Diluted Net Loss (Profit) Per Share (Details) - Schedule of basic and diluted net loss per ordinary share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of basic and diluted net loss per ordinary share [Abstract]
Allocation of net loss (profit)	$ 36,869	$ 6,905	$ (5,917)
Preferred share preference	3,933	6,422	4,439
Net income allocated to preferred shareholders			1,389
Deemed dividend	2,114
Allocation of net loss (profit) attributable to Ordinary shareholders	$ 42,916	$ 13,327	$ (89)
Weighted average Ordinary shares outstanding (in Shares)	9,582,405	562,451	561,113
Basic net loss (profit) per share (in Dollars per share)	$ 4.48	$ 23.69	$ (0.16)
Allocation of net loss (profit) attributable for basic computation	$ 42,916	$ 13,327	$ (89)
Revaluation of warrants to convertible preferred shares			616
Allocation of net loss attributable to Ordinary shareholders	$ 42,916	$ 13,327	$ 527
Number of shares used in basic calculation (in Shares)	9,582,405	562,451	561,113
Weighted average effect of dilutive securities Warrants to convertible preferred shares (in Shares)			52,245
Number of shares used in diluted calculation (in Shares)	9,582,405	562,451	613,358
Diluted net loss per share (in Dollars per share)	$ 4.48	$ 23.69	$ 0.86